ACQUISITIONS (Summary of Pro Forma Adjustments) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ACQUISITIONS [Abstract]
Revenues	$ 49,841	$ 38,582	$ 28,381
Net loss	$ (1,589)	$ (6,546)	$ (1,240)
Basic and diluted loss per share	$ (0.1)	$ (00.44)	$ (0.11)